Revenue - Additional Information (Details) $ in Thousands, € in Millions	1 Months Ended	6 Months Ended	29 Months Ended	59 Months Ended	68 Months Ended
	May 31, 2023 EUR (€) agreement	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 31, 2025 product	May 28, 2025 product	Dec. 31, 2024 USD ($)	Feb. 28, 2023 agreement	Aug. 31, 2020 agreement	Nov. 30, 2019 agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current contract assets		$ 32,070	$ 32,070	$ 32,070	$ 32,070			$ 22,710
Current contract assets		46,664	46,664	46,664	46,664			67,304
Non-current contract liabilities		12,914	12,914	12,914	12,914			80,721
Current contract liabilities		60,333	60,333	60,333	60,333			$ 15,980
Development And Other Service Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in revenue		17,500
Development And Other Service Revenue | Goods or services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in revenue		17,500
Teva Pharmaceutical Industries Ltd
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of product agreement | agreement										5
Upfront payment amount		40,000	40,000	40,000	40,000
Development milestone payments				70,000
Commercial sale milestone				20,000
Additional milestone payments				500,000
Royalty payments as percentage										40.00%
STADA Arzneimittel AG
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of product agreement | agreement											6
Upfront payment amount		6,700	6,700	6,700	6,700
Development milestone payments					72,300
Commercial sale milestone					18,900
Additional milestone payments					16,500
Royalty payments as percentage											40.00%
Number of agreements terminated | agreement	3
Repayments of borrowings | €	€ 17.4
Advanz Pharma Holdings
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of product agreement						2	3		1
Upfront payment amount		120,000	120,000	120,000	120,000
Development milestone payments			41,200
Additional milestone payments			606,400
Royalty payments as percentage									40.00%
Number of additional product agreements | agreement	5
Number of additional biosimilar products | product						5
Not later than five years | Performance obligations satisfied over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations		$ 363,200	$ 363,200	$ 363,200	$ 363,200
Period of revenue recognition		5 years
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current contract assets materialize period		2 years
Noncurrent contract liabilities revenue recognition period		2 years
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current contract assets materialize period		3 years
Noncurrent contract liabilities revenue recognition period		4 years